BORROWINGS - Schedule of Secured Structured Financings (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Initial Note Amounts Issued	$ 52,500	$ 47,900
SC
Debt Instrument [Line Items]
Balance	19,750,331
Initial Note Amounts Issued	53,358,926
Collateral	26,765,191
Restricted Cash	$ 665,362
SC | Minimum
Debt Instrument [Line Items]
Initial Weighted Average Interest Rate Range	0.58%
SC | Maximum
Debt Instrument [Line Items]
Initial Weighted Average Interest Rate Range	7.69%
SC | Public securitizations maturing on various dates through September 2032
Debt Instrument [Line Items]
Balance	$ 18,584,689
Initial Note Amounts Issued	46,126,355
Collateral	24,848,717
Restricted Cash	$ 647,031
SC | Public securitizations maturing on various dates through September 2032 | Minimum
Debt Instrument [Line Items]
Initial Weighted Average Interest Rate Range	0.58%
SC | Public securitizations maturing on various dates through September 2032 | Maximum
Debt Instrument [Line Items]
Initial Weighted Average Interest Rate Range	7.69%
SC | Privately issued amortizing notes maturing on various dates through august 2030
Debt Instrument [Line Items]
Balance	$ 1,165,642
Initial Note Amounts Issued	7,232,571
Collateral	1,916,474
Restricted Cash	$ 18,331
SC | Privately issued amortizing notes maturing on various dates through august 2030 | Minimum
Debt Instrument [Line Items]
Initial Weighted Average Interest Rate Range	3.13%
SC | Privately issued amortizing notes maturing on various dates through august 2030 | Maximum
Debt Instrument [Line Items]
Initial Weighted Average Interest Rate Range	6.73%